Commitments and Contingencies - Summary of Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease expense:
Operating lease expense	$ 145	$ 141
Total lease expense	145	141
Cash payment information:
Operating cash used for operating leases	180	141
Total cash paid for amounts included in the measurement of lease liabilities	$ 180	$ 141